CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	[1]	$ 7,563	$ 15,065	$ 16,898	$ 22,627	$ 33,307	$ 62,911
Net income/(loss) from equity accounted investments		33	71	39	104	103	164	[1]
Other Income		7	(6)	160	2	168	1,283	[1]
Total revenues and other income		7,603	15,130	17,096	22,733	33,578	64,357	[1]
Purchases (net of inventory variation)		(2,750)	(7,396)	(8,606)	(10,146)	(15,261)	(29,532)	[1]
Operating expenses		(2,234)	(2,406)	(2,281)	(4,639)	(4,690)	(9,660)	[1]
Selling, general and administrative expenses		(177)	(197)	(220)	(374)	(451)	(809)	[1]
Depreciation, amortisation and net impairment losses		(2,522)	(4,438)	(2,233)	(6,959)	(4,421)	(13,204)	[1]
Exploration expenses		(393)	(635)	(235)	(1,028)	(503)	(1,854)	[1]
Total operating expenses		(8,075)	(15,072)	(13,575)	(23,147)	(25,326)	(55,058)	[1]
Net operating income/(loss)		(472)	58	3,521	(414)	8,252	9,299	[1]
Interest and other financial expenses		(379)	(344)	(330)	(723)	(686)	(1,450)	[1]
Other financial items		130	367	330	498	834	1,443	[1]
Net financial items		(248)	23	0	(225)	149	(7)	[1]
Income/(loss) before tax		(720)	81	3,520	(640)	8,401	9,292	[1]
Income tax		469	(786)	(2,045)	(316)	(5,213)	(7,441)	[1]
Net income/(loss)		(251)	(705)	1,476	(956)	3,188	1,851	[1]
Attributable to equity holders of the company		(254)	(708)	1,475	(961)	3,187	1,843	[1]
Attributable to non-controlling interests		$ 3	$ 3	$ 0	$ 6	$ 1	$ 8	[1]
Basic earnings per share (in USD)		$ (0.08)	$ (0.21)	$ 0.44	$ (0.29)	$ 0.96	$ 0.55	[1]
Diluted earnings per share (in USD)		$ (0.08)	$ (0.21)	$ 0.44	$ (0.29)	$ 0.95	$ 0.55	[1]
Weighted average number of ordinary shares outstanding (in millions)		3,276	3,305	3,331	3,290	3,331	3,326	[1]
Weighted average number of ordinary shares outstanding, diluted (in millions)		3,284	3,312	3,338	3,298	3,338	3,334	[1]

[1]	Audited